Offerings	Aug. 20, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by selling stockholders identified in the registration statement. (2) The amount to be registered consists of up to $500,000,000 of an indeterminate amount of common stock, preferred stock and/or debt securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. (3) The proposed maximum offering price per security and the proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (4) The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	120,453,642
Proposed Maximum Offering Price per Unit	12.45
Maximum Aggregate Offering Price	$ 1,499,647,842.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,596.08
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by selling stockholders identified in the registration statement. (5) Estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The fee is computed based upon $12.45, which represents the average of the high and low prices per share of the registrant's common stock on August 15, 2025 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission), as reported on the New York Stock Exchange.